Accounts Receivable	12 Months Ended
Sep. 30, 2017
Accounts Receivable
Accounts Receivable

NOTE 4—ACCOUNTS RECEIVABLE

The components of accounts receivable under long-term contracts are as follows (in thousands):

September 30,	2017	2016

U.S. Government Contracts:
Amounts billed	$53,450	$34,785
Recoverable costs and accrued profits on progress completed--not billed	36,341	33,729
	89,791	68,514
Commercial Customers:
Amounts billed	131,532	95,173
Recoverable costs and accrued profits on progress completed--not billed	150,610	160,008
	282,142	255,181
	371,933	323,695
Less unbilled amounts not currently due--commercial customers	(17,457)	(20,926)
	$354,476	$302,769

A portion of recoverable costs and accrued profits on progress completed is billable under progress or milestone payment provisions of the related contracts. The remainder of these amounts is billable upon delivery of products or furnishing of services, with an immaterial amount subject to retainage provisions of the contracts. It is anticipated that we will bill and collect substantially the entire unbilled portion of receivables identified as current assets under progress billing provisions of the contracts or upon completion of milestones and/or acceptance by the customers during fiscal 2018. The amount classified as not currently due is an estimate of the amount of long-term contract accounts receivable that will not be collected within one year from September 30, 2017 under transportation systems contracts in the U.S. and Australia, and under a CGD Systems contract in Italy based upon the payment terms in the contracts.